K&L Gates llp 1601 K Street NW
Washington, DC 20006-1600

T 202.778.9000 www.klgates.com
December 23, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 33-11387 and 811-4984
Post Effective Amendment 80
Dear Sir or Madam:
     Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
     The purposes of this Amendment are to: (1) reflect new and revised disclosures required by the amendments to the Form N-1A adopted by the Securities and Exchange Commission; (2) incorporate into the Amendment disclosure regarding the appointment of Standish Mellon Asset Management Company LLC as a new subadviser to the Treasury Inflation Protected Securities (“TIPS”) Fund, a series of the Trust; (3) reflect the change in name of the Enhanced Income Fund to the “Retirement Income Fund;” (4) register a new Y Class shares of the Balanced Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Emerging Markets Fund, the Retirement Income Fund (formerly, the Enhanced Income Fund), High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund and TIPS Fund; (5) add a 2.00% redemption fee for each class of the High Yield Bond Fund; and (6) make certain non-material changes to the registration statement. The Trust will file by subsequent amendment the financial statements for the fiscal years ended (a) October 31, 2009 with respect to each Fund, other than the TIPS Fund and (b) December 31, 2009 with respect to the TIPS Fund.

     The Trust has elected that this filing be automatically effective 60 days after filing pursuant to Rule 485(a)(2) under 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,
/s/ Francine Rosenberger

Francine J. Rosenberger

Attachments

cc:	Rosemary Behan American Beacon Advisors, Inc.

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